Financial Instruments - Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Net impairment reversal on trade receivables	$ (563)	$ (4,865)
Impairment reversal on other receivables	(0)	(584)
Impairment loss (reversal) on accounts receivable	$ (563)	$ (5,449)